Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Basic EPS
Net income attributable to equity shareholders	$ 2,399	$ 2,457	$ 2,094	$ 7,949	$ 6,255
Less: Preferred share dividends and distributions on other equity instruments	128	114	82	348	248
Net income attributable to common shareholders	$ 2,271	$ 2,343	$ 2,012	$ 7,601	$ 6,007
Weighted-average common shares outstanding (Basic)	911,667	917,401	932,258	917,915	937,588
Basic EPS	$ 2.49	$ 2.55	$ 2.16	$ 8.28	$ 6.41
Diluted EPS
Net income attributable to common shareholders	$ 2,271	$ 2,343	$ 2,012	$ 7,601	$ 6,007
Weighted-average common shares outstanding (Diluted)	911,667	917,401	932,258	917,915	937,588
Add: Stock options potentially exercisable	7,544	6,896	5,260	7,149	4,991
Weighted-average diluted common shares outstanding	919,211	924,297	937,518	925,064	942,579
Diluted EPS	$ 2.47	$ 2.53	$ 2.15	$ 8.22	$ 6.37